SHAREHOLDERS' EQUITY - Underwriter Warrants (Details)				1 Months Ended
	May 14, 2024 $ / shares shares	Jan. 04, 2019 USD ($) $ / shares shares	Dec. 26, 2018 $ / shares shares	Dec. 26, 2018 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Sep. 18, 2024	Aug. 26, 2024 $ / shares	Dec. 31, 2022 $ / shares
SHAREHOLDERS' EQUITY
Warrants expiration period							3 years 6 months
Exercise price of warrants					$ 5.4	$ 6.25			$ 6.25
Public offering price								$ 28
Total value of underwriter warrants | $		$ 190,384			$ 528,400	$ 1,424,932
IPO
SHAREHOLDERS' EQUITY
Public offering price	$ 125		$ 5	$ 5
Second closing of IPO
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares		775
Network 1 Financial Securities, Inc. | IPO
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares	49,659	19,361	1,241,459	1,241,459
Underwriter Warrants
SHAREHOLDERS' EQUITY
Warrants issued | shares		126,082
Underwriter Warrants | Network 1 Financial Securities, Inc. | IPO
SHAREHOLDERS' EQUITY
Percentage of total number of ordinary shares sold as warrants granted				10.00%
Closing term of underwriters warrants non-exercisable			6 months
Warrants expiration period			5 years	5 years
Percentage of public offering price as warrants exercise price				125.00%
Public offering price			$ 5	$ 5
Period for registration rights				5 years
Price per warrant
SHAREHOLDERS' EQUITY
Warrants measurement input		1.51
Risk-free rate
SHAREHOLDERS' EQUITY
Warrants measurement input		4.35					3.375
Volatility
SHAREHOLDERS' EQUITY
Warrants measurement input						35	119.17